Income Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Research credit carryforwards expiration year		2027
Cumulative change in ownership percentage		50.00%
Period for cumulative change in ownership percentage		3 years
Deferred tax asset, change in valuation allowance amount		$ 900,000	$ 1,700,000
Income tax rate	21.00%	21.00%	21.00%
Income tax rate effective date	Jan. 01, 2018
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Percentage of future taxable income		80.00%	80.00%
Federal and California [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 38,300,000
Operating loss carryforwards		$ 7,600,000	$ 7,600,000
Operating loss carryforwards expiration year		2018
Research credit carryforwards		$ 900,000
Predecessor Company [Member]
Operating Loss Carryforwards [Line Items]
Research credit carryforwards expiration year		2027
Cumulative change in ownership percentage		50.00%
Period for cumulative change in ownership percentage		3 years
Deferred tax asset, change in valuation allowance amount		$ 700,000	$ 4,400,000	$ (9,000,000)
Income tax rate		21.00%	21.00%	34.00%
Minimum percentage of likelihood for uncertain tax position to be recognized		50.00%
Recognized interest or penalties on income tax		$ 0	$ 0	$ 0
Predecessor Company [Member] | Federal and California [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 145,500,000
Operating loss carryforwards expiration year		2028
Research credit carryforwards		$ 8,300,000
California [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		38,100,000
Research credit carryforwards		800,000
California [Member] | Predecessor Company [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		76,400,000
Research credit carryforwards		2,400,000
Federal and California [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 30,700,000	$ 30,500,000